CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Real estate investments
Property owned	$ 2,032,970	$ 1,892,009
Less accumulated depreciation	(420,421)	(373,490)
Total property owned	1,612,549	1,518,519
Development in progress	46,782	27,599
Unimproved land	21,503	10,990
Total real estate investments	1,680,834	1,557,108
Other assets
Real estate held for sale	0	2,067
Cash and cash equivalents	94,133	39,989
Other investments	639	634
Receivable arising from straight-lining of rents, net of allowance of $830 and $1,209, respectively	26,354	23,273
Accounts receivable, net of allowance of $563 and $154, respectively	4,534	7,052
Real estate deposits	196	263
Prepaid and other assets	5,124	3,703
Intangible assets, net of accumulated amortization of $27,708 and $47,813, respectively	40,457	44,588
Tax, insurance, and other escrow	12,569	11,669
Property and equipment, net of accumulated depreciation of $1,673 and $1,423, respectively	1,221	1,454
Goodwill	1,106	1,120
Deferred charges and leasing costs, net of accumulated amortization of $18,714 and $16,244, respectively	22,387	21,447
TOTAL ASSETS	1,889,554	1,714,367
LIABILITIES
Accounts payable and accrued expenses	50,797	47,403
Revolving line of credit	10,000	39,000
Mortgages payable	1,049,206	1,048,689
Other	18,170	14,012
TOTAL LIABILITIES	1,128,173	1,149,104
COMMITMENTS AND CONTINGENCIES (NOTE 15)
Statement [Line Items]
Common Shares of Beneficial Interest (Unlimited authorization, no par value, 101,487,976 shares issued and outstanding at April 30, 2013, and 89,473,838 shares issued and outstanding at April 30, 2012)	784,454	684,049
Accumulated distributions in excess of net income	(310,341)	(278,377)
Total Investors Real Estate Trust shareholders' equity	612,787	432,989
Noncontrolling interests - Operating Partnership (21,635,127 units at April 30, 2013 and 20,332,415 units at April 30, 2012)	122,539	118,710
Noncontrolling interests - consolidated real estate entities	26,055	13,564
Total equity	761,381	565,263
TOTAL LIABILITIES AND EQUITY	1,889,554	1,714,367
Preferred Class A [Member]
Statement [Line Items]
Series A Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares, no par value, 1,150,000 shares issued and outstanding at January 31, 2013 and April 30, 2012, aggregate liquidation preference of $28,750,000) Series B Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares, no par value, 4,600,000 and 0 shares issued and outstanding at January 31, 2013 and April 30, 2012, respectively, aggregate liquidation preference of $115,000,000)	27,317	27,317
Preferred Class B [Member]
Statement [Line Items]
Series B Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares, no par value, 4,600,000 shares issued and outstanding at April 30, 2013 and 0 shares issued and outstanding at April 30, 2012, aggregate liquidation preference of $115,000,000)	$ 111,357	$ 0